CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Mar. 09, 2017	Feb. 21, 2017	Feb. 06, 2017	Jan. 27, 2017	Dec. 28, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Interest expense debt						$ 21,822	$ 2,992
Face amount						535,000
Unamortized discount						$ 420,326		$ 75,888	$ 0
Number of shares issued						5,000,000		5,000,000
8% Convertible Notes Payable Due November 6, 2017 [Member]
Short-term Debt [Line Items]
Face amount			$ 200,000
Convertible Debt [Member]
Short-term Debt [Line Items]
Interest expense debt						$ 6,216	$ 0
Power Up Lending Group Ltd. [Member] | 8% Convertible Promissory Note Due September 30, 2017 [Member]
Short-term Debt [Line Items]
Face amount						77,000		$ 77,000
Unamortized discount						50,870		75,888
Power Up Lending Group Ltd. [Member] | 8% Convertible Notes Payable Due November 30, 2017 [Member]
Short-term Debt [Line Items]
Face amount						53,000
Unamortized discount						45,858
Power Up Lending Group Ltd. [Member] | Securities Purchase Agreement [Member] | 8% Convertible Promissory Note Due September 30, 2017 [Member]
Short-term Debt [Line Items]
Face amount					$ 77,000
Description of payment					Right to prepay the Note, provided it makes a payment to the Purchaser as set forth in the Note within 180 days of its Issue Date.
Description of conversion terms

Convertible at any time and from time to time at the election of the Note holder during the period beginning on the date that is 180 days following the Issue Date into shares of the Company’s common stock, at a conversion price equal to 58% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion.

Convertible debt						27,716		1,180
Unamortized discount						50,870		$ 75,888
Power Up Lending Group Ltd. [Member] | Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due November 30, 2017 [Member]
Short-term Debt [Line Items]
Face amount		$ 53,000
Description of payment		Right to prepay the Note, provided it makes a payment to the Purchaser as set forth in the Note within 180 days of its Issue Date.
Description of conversion terms

Convertible at any time and from time to time at the election of the Note holder during the period beginning on the date that is 180 days following the Issue Date into shares of the Company’s common stock, at a conversion price equal to 60% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion.

Convertible debt						7,583
Unamortized discount						45,858
Vista Capital Investments, LLC [Member] | 8% Convertible Notes Payable Due March 9, 2018 [Member]
Short-term Debt [Line Items]
Face amount						100,000
Unamortized discount						93,973
Vista Capital Investments, LLC [Member] | Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due March 9, 2018 [Member]
Short-term Debt [Line Items]
Face amount	$ 100,000
Description of payment	Right to prepay the Note, provided it makes a payment to the Purchaser as set forth in the Note within 180 days of its Issue Date.
Description of conversion terms

The Note is convertible at any time and from time to time at the election of the Note holder during the period beginning on the date that is 150 days following the Issue Date into shares of the Company’s common stock, at a conversion price equal to 60% of the average of the last two lowest trading bid prices during the fifteen trading days prior to conversion.

Convertible debt						6,510
Unamortized discount						93,973
LABRYS FUND, LP Member] | 8% Convertible Notes Payable Due July 27, 2017 [Member]
Short-term Debt [Line Items]
Face amount						105,000
Unamortized discount						68,453
LABRYS FUND, LP Member] | Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due July 27, 2017 [Member]
Short-term Debt [Line Items]
Face amount				$ 105,000
Description of payment				Right to prepay the Note within 180 days of its Issue Date.
Description of conversion terms

The Note is convertible at any time and from time to time at the election of the Note holder during the period beginning on the date that is 180 days following the Issue Date into shares of the Company’s common stock, at a conversion price equal to 60% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion.

Convertible debt						37,997
Unamortized discount						68,453
Number of shares issued				150,000
Commitment fee				$ 66,000
JSJ Investments Inc. [Member] | 8% Convertible Notes Payable Due November 6, 2017 [Member]
Short-term Debt [Line Items]
Face amount						200,000
Unamortized discount						161,172
JSJ Investments Inc. [Member] | Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due November 6, 2017 [Member]
Short-term Debt [Line Items]
Face amount			$ 200,000
Description of payment			Right to prepay the Note within 180 days of its Issue Date.
Description of conversion terms

The Note is convertible at any time and from time to time at the election of the Note holder during the period beginning on the date that is 180 days following the Issue Date into shares of the Company’s common stock, at a conversion price equal to 60% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion.

Convertible debt						41,151
Unamortized discount						$ 161,172